As filed with the Securities and Exchange Commission on May 20, 2015

Securities Act File No. 333-15265

Investment Company Act File No. 811-7899

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 30	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 31	☒
(Check appropriate box or boxes)

BLACKROCK INDEX FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Index Funds, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

John A. MacKinnon, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock.

Quantitative Master Series LLC has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on May 20, 2015.

BLACKROCK INDEX FUNDS, INC. (REGISTRANT) ON BEHALF OF BLACKROCK INTERNATIONAL INDEX FUND AND BLACKROCK SMALL CAP INDEX FUND

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	President and Chief Executive Officer	May 20, 2015
(John M. Perlowski)	(Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal	May 20, 2015
(Neal J. Andrews)	Financial and Accounting Officer)

DAVID O. BEIM*	Director
(David O. Beim)

COLLETTE CHILTON*	Director
(Collette Chilton)

FRANK J. FABOZZI*	Director
(Frank J. Fabozzi)

DR. MATINA S. HORNER*	Director
(Dr. Matina S. Horner)

RODNEY D. JOHNSON*	Director
(Rodney D. Johnson)

HERBERT I. LONDON*	Director
(Herbert I. London)

IAN A. MACKINNON*	Director
(Ian A. MacKinnon)

CYNTHIA A. MONTGOMERY*	Director
(Cynthia A. Montgomery)

JOSEPH P. PLATT*	Director
(Joseph P. Platt)

ROBERT C. ROBB, JR.*	Director
(Robert C. Robb, Jr.)

TOBY ROSENBLATT*	Director
(Toby Rosenblatt)

MARK STALNECKER*	Director
(Mark Stalnecker)

KENNETH L. URISH*	Director
(Kenneth L. Urish)

FREDERICK W. WINTER*	Director
(Frederick W. Winter)

BARBARA G. NOVICK*	Director
(Barbara G. Novick)

*By:	/s/ BENJAMIN ARCHIBALD	May 20, 2015
(Benjamin Archibald, Attorney-In-Fact)

SIGNATURES

Quantitative Master Series LLC has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Index Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of

New York, on May 20, 2015.

QUANTITATIVE MASTER SERIES LLC ON BEHALF OF MASTER INTERNATIONAL INDEX SERIES AND MASTER SMALL CAP INDEX SERIES

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Index Funds, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	President and Chief Executive Officer	May 20, 2015
John M. Perlowski	(Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal	May 20, 2015
Neal J. Andrews	Financial and Accounting Officer)

DAVID O. BEIM*	Director
David O. Beim

COLLETTE CHILTON*	Director
Collette Chilton

FRANK J. FABOZZI*	Director
Frank J. Fabozzi

DR. MATINA S. HORNER*	Director
Dr. Matina S. Horner

RODNEY D. JOHNSON*	Director
Rodney D. Johnson

HERBERT I. LONDON*	Director
Herbert I. London

IAN A. MACKINNON*	Director
Ian A. MacKinnon

CYNTHIA A. MONTGOMERY*	Director
Cynthia A. Montgomery

JOSEPH P. PLATT*	Director
Joseph P. Platt

ROBERT C. ROBB, JR.*	Director
Robert C. Robb, Jr.

TOBY ROSENBLATT*	Director
Toby Rosenblatt

MARK STALNECKER*	Director
Mark Stalnecker

KENNETH L. URISH*	Director
Kenneth L. Urish

FREDERICK W. WINTER*	Director
Frederick W. Winter

BARBARA G. NOVICK*	Director
Barbara G. Novick

*By:	/s/ BENJAMIN ARCHIBALD	May 20, 2015
Benjamin Archibald (Attorney-in-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase